Property, Plant and Equipment and Intangible Assets - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) ExpeditionShips Vessel OceanShips	Dec. 31, 2024 USD ($)
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	84
Number of ocean ships | OceanShips	11
Number of expedition ships | ExpeditionShips	2
Impairment related to property, plant and equipment and intangible assets | $	$ 0	$ 0
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	58
Longships-Seine
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels delivered	1
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	11
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	13
Additions to property, plant and equipment | $	$ 21,200,000
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	2
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction | $	$ 107,400,000
River vessels - Delivery Viking Hathor and Viking Sobek
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment | $	$ 39,600,000